Investments in Joint Ventures and Associates - Schedule of Investments in Joint Ventures and Associates (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Permanent investments in associates	$ 789,303	$ 14,874,579	$ 16,841,545
Deer Park Refining Limited [member]
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Percentage of investment	49.99%
Permanent investments in associates		12,652,599	14,731,030
Frontera Brownsville, LLC. [member]
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Percentage of investment	50.00%
Permanent investments in associates		446,202	472,898
Texas Frontera, LLC. [member]
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Percentage of investment	50.00%
Permanent investments in associates		199,923	228,564
CH4 Energia, S. A. [member]
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Percentage of investment	50.00%
Permanent investments in associates		192,614	155,878
Sierrita Gas Pipeline LLC [member]
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Percentage of investment	35.00%
Permanent investments in associates		1,171,593	1,068,995
Administracion Portuaria Integral de Dos Bocas, S.A. de C.V. [member]
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Percentage of investment	40.00%
Permanent investments in associates		165,370	118,478
Ductos el Peninsular, S.A.P.I de C. V. [member]
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Percentage of investment	30.00%
Permanent investments in associates			17,244
Other-net [member]
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Permanent investments in associates		$ 46,278	$ 48,458